Short and long-term documents:	12 Months Ended
Dec. 31, 2024
Short and long-term documents:
Short and long-term documents:

Note 11 — Short and long-term documents:

As a result of including Aerostar in the consolidation, as from May 31, 2017, the following long-term document payable is recorded.

To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar signed an agreement for the private placement of bonds on March 22, 2013 in the original amount of Ps.4,471 million pesos (USD350 million) maturing on March 22, 2035 in accordance with the following conditions:

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the original amount of Ps.737 million pesos (USD50 million), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

Quoted yield

In May 2022, Aerostar modified the payment method of the agreement signed for the placement of bonds for USD50 million, which stipulated payments on a semi-annual basis and was modified to a single payment due on March 22, 2035, which did not represent any penalty for the Company and qualified as a renegotiation.

In May 2022, Aerostar authorized the private placement of bonds for an original amount of Ps.3,947,522 (USD200 million) guaranteed with a quoted yield of 4.92% maturing on March 22, 2035, the disposition of the resources was in July 2022. Aerostar is financially obligated throughout the term of the bond, to maintain a debt coverage ratio greater than 1.0x with the measurement date of each quarterly closing. As of December 31, 2023, and 2024 the debt coverage ratio was 2.4x and 2.1x, respectively.

At December 31, 2023 the long-term debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(4,804)	Ps.	5,553,784	Ps.	(200,535)	Ps.	(35,047)	Ps.	297,803	Ps.	5,020,399	Ps.	5,702,759
Bond	200,000	2,733		3,430,040				5		46,245		3,383,800		3,324,656
	$600,000	$(2,071)	Ps.	8,983,824	Ps.	(200,535)	Ps.	(35,042)	Ps.	344,048	Ps.	8,404,199	Ps.	9,027,415

At December 31, 2024 the long-term debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(3,961)	Ps.	6,601,077	Ps.	(224,914)	Ps.	(82,332)	Ps.	386,998	Ps.	5,906,833	Ps.	6,662,935
Bond	200,000	2,733		4,157,240				56,816		56,816		4,157,240		4,053,056
	$600,000	$(2,071)	Ps.	10,758,317	Ps.	(224,914)	Ps.	(25,516)	Ps.	443,814	Ps.	10,064,073	Ps.	10,715,991

Inputs:

2023 and 2024:

Corporate risk through Yield Spreads to Maturity of comparable bonds of the “Transportations and Logistics” sector.

Level 2, of fair value hierarchy in 2023 and 2024.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13 the valuation technique used is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.